Supplement dated December 16, 2002 to the Prospectuses dated May, 2002 and December, 2002:

MultiOption Annuity
MultiOption Achiever
MultiOption Classic

These changes apply to the above named Prospectuses. Their language regarding portfolio rebalancing is amended as follows effective March 3, 2003:

Automatic Portfolio Rebalancing (APR) is also available for values in the General Account. There is no charge for APR transactions.

Investors should retain this supplement for future reference.
F.58657  12-2002